May 01, 2021
LVIP American Preservation Fund
LVIP American Preservation Fund(Standard and Service Class)Summary
Investment Objective
The investment objective of the LVIP American Preservation Fund (the “Fund”) is to seek current income, consistent with the preservation of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. This table does not reflect any variable contract expenses. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. If variable contract expenses were included, the expenses shown would be higher.
Annual Fund Operating Expenses(Expenses that you pay each year as a percentage of the value of your investment)
Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the Fund’s shares. The example also assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. This example reflects the net operating expenses with fee waiver for a one-year contractual period and the total operating expenses without fee waiver for the remaining time periods shown. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.
Principal Investment Strategies
The Fund operates under a “fund of funds” structure. The Fund, under normal circumstances, invests substantially all of its assets in mutual funds (the “Underlying Funds”) which, in turn, invest in U.S. and foreign fixed income securities (bonds). The Underlying Funds are American Funds Insurance Series® and American Funds® retail funds.Lincoln Investment Advisors Corporation (the “Adviser”) develops the Fund's asset allocation strategy based on the Fund's investment strategy. Through its investments in Underlying Funds, the Fund allocates to a mix of Underlying Funds in different combinations and weightings. The Fund pursues its objective by investing primarily in Underlying Funds that have a broad range of debt obligations with short-term (0-5 years) and medium-term (5-15 years) maturities issued by the U.S. government, securities of corporate issuers, debt securities and mortgage-backed securities issued by government-sponsored entities and federal agencies and instrumentalities. Mortgage-backed securities may be collateralized by mortgage loans and contracts for future delivery of the securities (such as to-be-announced contracts). The Fund allocates a smaller percentage of its assets to Underlying Funds that invest in asset-backed securities, foreign securities and high yield securities (otherwise known as “junk” bonds). Both U.S. and foreign fixed income securities may include inflation-indexed bonds issued by U.S. and non-U.S. governments, their agencies or instrumentalities, and corporations.At least on an annual basis, the Adviser will reassess and make any necessary revisions in the Fund’s asset allocation strategy consistent with the Fund's investment strategy and objective, including revising the weightings among the investments described above and adding Underlying Funds or removing Underlying Funds from the asset allocation strategy. The Adviser also will periodically rebalance the weightings in the Underlying Funds to the current asset allocation strategy. In general, the Adviser does not anticipate making frequent changes in the asset allocation strategy and will not attempt to time the market.The Adviser uses various analytical tools and third party research to construct the portfolio. The Underlying Fund selection is made based on the Fund’s particular asset allocation strategy, the Adviser's desired asset class exposures, credit quality, sector exposure, interest rate risk or duration, and the investment styles and performance of the Underlying Funds. The Adviser also considers the portfolio characteristics and risk profile for each Underlying Fund over various periods and market environments to assess the suitability of each Underlying Fund as an investment.
Principal Risks
All mutual funds carry risk. Accordingly, loss of money is a risk of investing in the Fund. Because the Fund invests its assets in shares of Underlying Funds, the Fund indirectly owns the investments made by the Underlying Funds. By investing in the Fund, therefore, you indirectly assume the same types of risks as investing directly in the Underlying Funds. The Fund's investment performance is affected by each Underlying Fund's investment performance, and the Fund's ability to achieve its investment objective depends, in large part, on each Underlying Fund's ability to meet its investment objective. The following risks reflect the Fund's principal risks, which include the Underlying Funds' principal risks.•Market Risk. The value of portfolio investments may decline. As a result, your investment in the Fund may decline in value and you could lose money.•Fund of Funds Risk. The Fund bears all risks of an Underlying Fund’s investment strategies, including the risk that an Underlying Fund will not meet their investment objectives which may negatively affect the Fund’s performance. In addition, the Fund indirectly will pay a proportional share of the fees and expenses of an Underlying Fund.•Issuer Risk. The prices of, and the income generated by, portfolio securities may decline in response to various factors directly related to the issuers of such securities.•Active Management Risk. The portfolio investments are actively-managed, rather than tracking an index or rigidly following certain rules, which may negatively affect investment performance. Consequently, there is the risk that the methods and analyses, including models, tools and data, employed in this process may be flawed or incorrect and may not produce desired results.•Asset Allocation Risk. With an asset allocation strategy, the amount invested in various asset classes of securities may change over time. Asset allocation risk could result in an allocation to an underperforming asset class.•Tactical Allocation Risk. The Fund has discretion to make short to intermediate term tactical allocations that increase or decrease the exposure to asset classes and investments. The Fund’s tactical allocation strategy may not be successful in adding value, may increase losses to the Fund and/or cause the Fund to have a risk profile different than that portrayed above from time to time.•Interest Rate Risk. When interest rates rise, fixed income securities (i.e., debt obligations) generally will decline in value. These declines in value are greater for fixed income securities with longer maturities or durations.•Credit Risk. Credit risk is the risk that the issuer of a debt obligation will be unable or unwilling to make interest or principal payments on time. Credit risk is often gauged by “credit ratings” assigned by nationally recognized statistical rating organizations (NRSROs). A decrease in an issuer’s credit rating may cause a decline in the value of the issuer’s debt obligations. However, credit ratings may not reflect the issuer’s current financial condition or events since the security was last rated by a rating agency. Credit ratings also may be influenced by rating agency conflicts of interest or based on historical data that are no longer applicable or accurate.•Prepayment/Call Risk. Debt securities are subject to prepayment risk when the issuer can “call” the security, or repay principal, in whole or in part, prior to the security’s maturity. When the Fund reinvests the prepayments of principal it receives, it may receive a rate of interest that is lower than the rate on the called security.•Mortgage-Backed Securities Risk. The value of mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. During periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return (pre-payment risk). During periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline (maturity extension risk).•Mortgage-Backed “To Be Announced” (TBA) Transaction Risk. Some mortgage-backed securities are sold in what is referred to as to-be-announced (TBA) transactions, which include when-issued and delayed delivery securities and forward commitments. These transactions involve the Fund’s commitment to purchase securities for a predetermined price or yield with payment and delivery taking place after a period longer than the customary settlement period for that type of security (generally more than three days after the transaction). TBA transactions involve the risks that the security the Fund buys will lose value prior to its delivery and that the counterparty will default.•U.S. Treasury Risk. Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates.•Inflation Indexed Bond Risk. The value of inflation-indexed bonds generally changes in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates (i.e., non-inflation adjusted interest rates) and the rate of inflation. If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.•Below Investment Grade Bond Risk. Below investment grade bonds, otherwise known as “high yield” bonds or “junk” bonds, generally have a greater risk of principal loss than investment grade bonds. Below investment grade bonds are often considered speculative and involve significantly higher credit risk and liquidity risk. The value of these bonds may fluctuate more than the value of higher-rated debt obligations, and may decline significantly in periods of general economic difficulty or periods of rising interest rates and may be subject to negative perceptions of the junk bond markets generally and less secondary market liquidity.•Foreign Investments Risk. Foreign investments have additional risks that are not present when investing in U.S. investments. Foreign currency fluctuations or economic or financial instability could cause the value of foreign investments to fluctuate. The value of foreign investments may be reduced by foreign taxes, such as foreign taxes on interest and dividends. Additionally, foreign investments include the risk of loss from foreign government or political actions including; for example, the imposition of exchange controls, the imposition of tariffs, economic and trade sanctions or embargoes, confiscations, and other government restrictions, or from problems in registration, settlement or custody. Investing in foreign investments may involve risks resulting from the reduced availability of public information concerning issuers. Foreign investments may be less liquid and their prices more volatile than comparable investments in U.S. issuers.•Limited Portfolio Holdings Risk. Because the Fund may hold large positions in a small number of Underlying Funds, an increase or decrease in the value of such securities may have a greater impact on the Fund’s value and total return.•Natural Disaster/Epidemic Risk. Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis, and other severe weather-related phenomena generally, and widespread disease and illness, including pandemics and epidemics (such as the novel coronavirus), have been and can be highly disruptive to economies and markets.•Liquidity Risk. Liquidity risk is the risk that the Fund cannot meet requests to redeem Fund-issued shares without significantly diluting the remaining investors’ interest in the Fund. This may result when portfolio holdings may be difficult to value and may be difficult to sell, both at the time or price desired. Liquidity risk also may result from increased shareholder redemptions in the Fund.
Fund Performance
The following bar chart and table provide some indication of the risks of choosing to invest in the Fund. The information shows: (a) how the Fund's Standard Class investment results have varied from year to year; and (b) how the average annual total returns of the Fund's Standard and Service Classes for various periods compare with those of a broad measure of market performance.The bar chart shows performance of the Fund's Standard Class shares, but does not reflect the impact of variable contract expenses. If it did, returns would be lower than those shown. Performance in the average annual returns table does not reflect the impact of variable contract expenses. The Fund's past performance is not necessarily an indication of how the Fund will perform in the future.
Annual Total Returns (%)
Highest Quarterly ReturnQ1 20202.23%Lowest Quarterly ReturnQ2 2013(1.59%)
Average Annual Total Returns for periods ended 12/31/20